CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY (Details 2) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013
Cash flows from operating activities
Net income (loss)	$ 5,856	$ (264,257)	$ 948,973	$ 320,614	$ 325,584	$ (1,234,576)	$ (132,522)
Changes in operating assets and liabilities
Prepaid and other assets	(1,404,241)	(25,281)	(181,974)	(347,874)	(178,241)	(18,166)	912,713
Net cash (used for) provided by operating activities	(5,970,164)	(2,856,081)	1,433,985	5,084,893	(2,042,948)	(3,646,868)	3,616,505
Cash flows from investing activities -
Funding of ESOP					(106,919)	(106,919)
Net cash provided by (used for) investing activities	(4,958,143)	(11,958,382)	7,988,640	(24,351,858)	13,832,969	14,752,222	6,519,515
Cash flows from financing activities -
Stock repurchases							(320,781)
Net (decrease) increase in cash and due from banks	(3,907,066)	(8,309,625)	4,878,213	5,000,891	7,792,800	5,729,464	(332,948)
Cash and cash equivalents, beginning of period	19,824,864	14,823,973	9,945,760	14,823,973	7,031,173	4,216,296	4,549,244
Cash and cash equivalents, end of period	15,917,798	6,514,348	14,823,973	19,824,864	14,823,973	9,945,760	4,216,296
Noncash investing and financing activities:
Sale of treasury shares to ESOP					345,074	345,074
Issuance of common stock in merger			5,783,428		5,783,428
Alamogordo Financial Corp.
Cash flows from operating activities
Net income (loss)			948,973	320,614	325,584	(1,234,576)	(132,522)
Adjustments to reconcile net income (loss) to net cash from operating activities:
Equity in (loss) income of subsidiary			(1,047,091)	(446,390)	(540,326)	1,027,871	(12,600)
Changes in operating assets and liabilities
Income taxes payable			150,352	(5,621)	460,682	310,330	190,943
Prepaid and other assets			41,370	(2,742)	(5,799)	(47,169)	360,804
Accrued interest and other liabilities			(42,559)	(34,579)	70,957	33,361	(211,792)
Other, net			7,499	2	24,545	21
Net cash (used for) provided by operating activities			58,544	(168,716)	335,643	89,838	194,833
Cash flows from investing activities -
Principal collections on ESOP note receivable			29,197	47,903	29,197
Funding of ESOP					(106,919)	(106,919)
Net cash provided by (used for) investing activities			$ 29,197	$ 47,903	$ (77,722)	$ (106,919)
Cash flows from financing activities -
Stock repurchases							(320,781)
Net (decrease) increase in cash and due from banks			$ 87,741	$ (120,813)	$ 257,921	$ (17,081)	(125,948)
Cash and cash equivalents, beginning of period	$ 394,074	$ 514,887	427,146	514,887	256,966	444,227	570,175
Cash and cash equivalents, end of period			514,887	$ 394,074	514,887	427,146	$ 444,227
Noncash investing and financing activities:
Sale of treasury shares to ESOP					345,074	$ 345,074
Issuance of common stock in merger			$ 5,783,428		$ 5,783,428